Consolidated Statements of Changes in Shareholders Equity (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Other comprehensive (gain) loss, tax	$ (103)	$ (665)	$ 1,395
Treasury Stock Shares Acquired	36,800,000	2,700,000	2,800,000
Cash dividends declared, per share	$ 0.60	$ 0.56	$ 0.52
Employee incentive plans and other, shares issued	6,700,000	4,200,000	2,400,000